INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Interests in Other Entities [Abstract]
Disclosure of investments

	As at December 31
(In millions of dollars)	2020	2019

Investments in:
Publicly traded companies	1,535	1,831
Private companies	97	107
Investments, measured at FVTOCI	1,632	1,938
Investments, associates and joint ventures	904	892

Total investments	2,536	2,830

Disclosure of interests in joint ventures
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2020	2019

Current assets	512	491
Long-term assets	3,409	3,501
Current liabilities	(857)	(906)
Long-term liabilities	(1,358)	(1,407)

Total net assets	1,706	1,679

Our share of net assets	900	851

Revenue	1,310	2,314
Expenses	(1,410)	(2,366)

Net loss	(100)	(52)

Our share of net loss	(40)	(24)

Disclosure of interests in associates
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2020	2019

Current assets	512	491
Long-term assets	3,409	3,501
Current liabilities	(857)	(906)
Long-term liabilities	(1,358)	(1,407)

Total net assets	1,706	1,679

Our share of net assets	900	851

Revenue	1,310	2,314
Expenses	(1,410)	(2,366)

Net loss	(100)	(52)

Our share of net loss	(40)	(24)